Expense Example {- Franklin Federal Intermediate-Term Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-34 - Franklin Federal Intermediate-Term Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 296
3 years	468
5 years	655
10 years	1,195
Class A1
Expense Example:
1 year	281
3 years	422
5 years	575
10 years	1,020
Class C
Expense Example:
1 year	213
3 years	374
5 years	655
10 years	1,457
Class R6
Expense Example:
1 year	41
3 years	150
5 years	270
10 years	619
Advisor Class
Expense Example:
1 year	47
3 years	169
5 years	303
10 years	$ 692